NET INCOME (LOSS) PER SHARE AND PER ADS (Tables)	12 Months Ended
Dec. 31, 2013
NET INCOME (LOSS) PER SHARE AND PER ADS
Schedule of basic and diluted net income (loss) per ordinary share and per ADS

      The following table sets forth the computation of basic and diluted net income (loss) per ordinary share and ADS for the years ended December 31, 2011 ,2012 and 2013 (in RMB thousands, except per share and per ADS data):

	2011	2012	2013
Numerator:
Net income (loss) attributable to IFM Investments Limited	(336,515)	(53,511)	(83,020)
Numerator for basic and diluted net income (loss) per share	(336,515)	(53,511)	(83,020)

Denominator:
Weighted-average shares—basic	668,291	667,672	668,198
Potentially dilutive shares:
Preferred shares*	—	—	—
Options*	—	—	—
Weighted averages shares—diluted	668,291	667,672	668,198

Net income (loss) per share—basic	(0.50)	(0.08)	(0.12)

Net income (loss) per share—diluted	(0.50)	(0.08)	(0.12)

Net income (loss) per ADS—basic	(22.66)	(3.61)	(5.59)

Net income (loss) per ADS—diluted	(22.66)	(3.61)	(5.59)